Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Shareholders' Equity
Note 20. Shareholders’ Equity
a) Pursuant to the Company’s bylaws, the capital stock of the Company consists of a minimum fixed portion of Ps. 238,749 (nominal amount), represented as of December 31, 2023 by a total of 63,220,260,000 shares (including treasury shares available for placement in accordance with the provisions of the
Ley del Mercado de Valores
), all of them “B” shares.
b) As of December 31, 2023 and 2022, respectively, the Company’s capital stock was represented by 62,450,000,000 outstanding “B” shares and 63,325,000,000 outstanding shares (comprised of 20,554,697,460 “AA” shares, 488,283,894 “A” shares and 42,282,018,646 “L” shares), respectively.
c) As of December 31, 2023 and 2022, respectively, the Company’s treasury held for placement in accordance with the provisions of the Ley del Mercado de Valores and the
Disposiciones de carácter general aplicables a las emisoras de valores y a otros participantes en el Mercado de valores issued by the Comisión Nacional Bancaria y de Valores, a total amount of 770,260,000 series “B” shares and 56,000,000 series “L” shares, acquired pursuant to the Company’s share repurchase program.
d) Company’s “B” shares are registered common and no-par value shares with full voting rights.
Dividends
On April 27, 2023, the Company’s shareholders approved, among other resolutions, the payment of a dividend of Ps.$0.46 (forty-six peso cents) per share to each of the shares of its capital stock. It was approved, that such dividend would be paid in two installments of Ps.$0.23 (twenty-three peso cents) each, on July 17 and November 13, 2023, respectively.
On April 20, 2022, the Company’s shareholders approved among other resolutions, the payment of a dividend of Ps.0.44 (forty-four peso cents) per share to each of the shares series of its capital stock “AA”, “A” and “L”. It was approved, that such dividend would be paid in one installment of Ps. 0.44 (forty-four peso cents), on August 29, 2022.

Spin-off
On August 8, 2022, the Company’s capital stock reflects a reduction of $1,572 (nominal amount), derived from the Company’s spin-off and its contribution to Sitios Latam, without having modified the number of shares of the Company due to the spin-off.
Legal Reserve
According to the General Corporations Law (
Ley General de Sociedades Mercantiles)
, companies must allocate from the net profit of each year, at least 5% to increase the legal reserve until it reaches 20% of its capital stock. This reserve may not be distributed to shareholders during the existence of the Company, except as a stock dividend. As of December 31, 2023 and December 31, 2022, the legal reserve amounted to Ps. 358,440.
Restrictions on Certain Transactions
Pursuant to the Company’s bylaws any transfer of more than 10% of the full voting shares, effected in one or more transactions by any person or group of persons acting in concert, requires prior approval by our Board of Directors. However, if the Board of Directors denies such approval, the Company’s bylaws require it to designate an alternate transferee, who must pay market price for the shares as quoted on the Bolsa Mexicana de Valores, S.A.B. de C.V.
Payment of Dividends
Dividends paid in cash, with respect to the “B” shares or “B” share ADSs will generally be subject to a 10% Mexican withholding tax (provided that no Mexican withholding tax will apply to distributions of net taxable profits generated before 2014). Non-resident holders could be subject to a lower tax rate, to the extent that they are eligible for benefits under an income tax treaty to which Mexico is a party.
Repurchase of shares
On April 14, 2023, the Company’s annual shareholders meeting authorized an amount of Ps. 20 billion to repurchase the Company’s own shares. During the fiscal year ended on December 31, 2023, the Company repurchase 875,000,000 series “B” shares. At the end of 2023 and after considering the cancelation of shares approved by the shareholders meeting on April 14, 2023, the Company had in treasury 770,260,000 series “B” shares.
Earnings per Share
The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	(1) 2021		(1) 2022		2023
Net profit for the period attributable to equity holders of the parent from continuing operations	Ps.	68,187,225	Ps.	82,878,406	Ps.	76,110,617
Net profit for the period attributable to equity holders of the parent from discontinued operations		124,235,942		(6,719,015)		—

Net profit for the period attributable to equity holders of the parent		192,423,167		76,159,391		76,110,617
Weighted average shares (in millions)		65,967		63,936		63,049

Earnings per share attributable to equity holders of the parent continuing operations	Ps.	1.03	Ps.	1.30	Ps.	1.21

Earnings per share attributable to equity holders of the parent discontinued operations	Ps.	1.88	Ps.	(0.11)	Ps.	—

(1)	Discontinued operations